Document and Entity Information	Dec. 02, 2020
Document And Entity Information [Line Items]
Entity Registrant Name	Luminar Technologies, Inc./DE
Amendment Flag	false
Entity Central Index Key	0001758057
Document Type	8-K
Document Period End Date	Dec. 02, 2020
Entity Incorporation State Country Code	DE
Entity File Number	001-38791
Entity Tax Identification Number	83-1804317
Entity Address, Address Line One	2603 Discovery Drive
Entity Address, Address Line Two	Suite 100
Entity Address, City or Town	Orlando
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	32826
City Area Code	(407)
Local Phone Number	900-5259
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Common Class A [Member]
Document And Entity Information [Line Items]
Security 12b Title	Class A Common Stock, par value of $0.0001 per share
Trading Symbol	LAZR
Security Exchange Name	NASDAQ
Warrant [Member]
Document And Entity Information [Line Items]
Security 12b Title	Warrants, each exercisable for one share of Class A Common Stock for $11.50 per share
Trading Symbol	LAZRW
Security Exchange Name	NASDAQ